LOANS AND RECEIVABLES FROM CUSTOMERS (Details 2) - Loans And Receivables From Customers, Net [Member] - Allowances For Loan Losses [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Balances at beginning	$ 559,304	$ 95,579
Total write-offs	(233,361)	(188,095)
Established provision	819,268	674,034
Provision released	(472,305)	(404,794)
Integration Itau Corpbanca		442,947
Impairment
Application of provisions	(9,760)	(58,746)
Exchange rate differences	(44,619)	(1,621)
Balances at end	618,527	559,304
Commercial Loans [Member]
Disclosure of financial assets [line items]
Total write-offs	(109,350)	(85,644)
Mortgage Loans [Member]
Disclosure of financial assets [line items]
Balances at beginning	23,472
Total write-offs	(8,303)	(8,157)
Balances at end	35,019	23,472
Consumer Loans [Member]
Disclosure of financial assets [line items]
Balances at beginning	116,904
Total write-offs	(115,708)	(94,294)
Balances at end	136,594	116,904
Individually Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Balances at beginning	366,058	50,914
Total write-offs	(69,702)	(61,460)
Established provision	338,701	387,737
Provision released	(302,504)	(251,582)
Integration Itau Corpbanca		297,850
Impairment
Application of provisions	(9,760)	(57,170)
Exchange rate differences	(24,641)	(231)
Balances at end	298,152	366,058
Individually Assessed For Credit Losses [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Total write-offs	(69,702)	(61,460)
Individually Assessed For Credit Losses [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Total write-offs
Individually Assessed For Credit Losses [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Balances at beginning
Total write-offs
Balances at end
Collectively Assessed For Credit Losses [Member]
Disclosure of financial assets [line items]
Balances at beginning	193,246	44,665
Total write-offs	(163,659)	(126,635)
Established provision	480,567	286,297
Provision released	(169,801)	(153,212)
Integration Itau Corpbanca		145,097
Impairment
Application of provisions		(1,576)
Exchange rate differences	(19,978)	(1,390)
Balances at end	320,375	193,246
Collectively Assessed For Credit Losses [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Total write-offs	(39,648)	(24,184)
Collectively Assessed For Credit Losses [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Balances at beginning	23,472
Total write-offs	(8,303)	(8,157)
Balances at end	35,019	23,472
Collectively Assessed For Credit Losses [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Balances at beginning	116,904
Total write-offs	(115,708)	(94,294)
Balances at end	$ 136,594	$ 116,904